Related Party Transactions (Details) - Husky Midstream Limited Partnership - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Share of equity investment			35.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 29	$ 32	$ 77	$ 64
Purchases of goods, related party transactions	$ 64	$ 73	$ 133	$ 145